Shareholder Fees	Nov. 15, 2022 USD ($)
Government Obligations Fund | First American Government Obligations Fund - Class A
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Annual Low Balance Account Fee (for accounts under $2,500)	$ 15
Government Obligations Fund | First American Government Obligations Fund - Class D
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Government Obligations Fund | First American Government Obligations Fund - Class P
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Government Obligations Fund | First American Government Obligations Fund - Class T
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Government Obligations Fund | First American Government Obligations Fund - Class U
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Government Obligations Fund | First American Government Obligations Fund - Class V
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Government Obligations Fund | First American Government Obligations Fund - Class X
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Government Obligations Fund | First American Government Obligations Fund - Class Y
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Government Obligations Fund | First American Government Obligations Fund - Class Z
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class A
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Annual Low Balance Account Fee (for accounts under $2,500)	$ 15
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class T
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class V
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class X
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class Y
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Retail Prime Obligations Fund | First American Retail Prime Obligations Fund - Class Z
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class A
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Annual Low Balance Account Fee (for accounts under $2,500)	$ 15
Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class T
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class V
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class Y
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Retail Tax Free Obligations Fund | First American Retail Tax Free Obligations Fund - Class Z
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Treasury Obligations Fund | First American Treasury Obligations Fund - Class A
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Annual Low Balance Account Fee (for accounts under $2,500)	$ 15
Treasury Obligations Fund | First American Treasury Obligations Fund - Class D
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Treasury Obligations Fund | First American Treasury Obligations Fund - Class P
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Treasury Obligations Fund | First American Treasury Obligations Fund - Class T
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Treasury Obligations Fund | First American Treasury Obligations Fund - Class V
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Treasury Obligations Fund | First American Treasury Obligations Fund - Class X
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Treasury Obligations Fund | First American Treasury Obligations Fund - Class Y
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Treasury Obligations Fund | First American Treasury Obligations Fund - Class Z
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class A
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Annual Low Balance Account Fee (for accounts under $2,500)	$ 15
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class D
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class T
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class V
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class Y
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
U.S. Treasury Money Market Fund | First American U.S. Treasury Money Market Fund - Class Z
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Institutional Prime Obligations Fund | First American Institutional Prime Obligations Fund - Class T
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Institutional Prime Obligations Fund | First American Institutional Prime Obligations Fund - Class V
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Institutional Prime Obligations Fund | First American Institutional Prime Obligations Fund - Class Y
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Institutional Prime Obligations Fund | First American Institutional Prime Obligations Fund - Class Z
Prospectus [Line Items]
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none